Income tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Skattekreditordningen R&D tax credit,max	kr 25.0
Tax value of research and development expenses	5.5
Income tax receipt	5.5	kr 5.5	kr 0.0
Tax losses	kr 183.0	kr 108.0	kr 0.0